Income taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Disclosure of income tax expense

	Year ended September 30
	2025	2024
	$	$
Current income tax expense
Current income tax expense in respect of the current year	628,169	731,338
Adjustments recognized in the current year in relation to the income tax (recovery) expense of prior years	(44,889)	12,998
Total current income tax expense	583,280	744,336
Deferred income tax expense (recovery)
Deferred income tax recovery relating to the origination and reversal of temporary differences	(33,531)	(118,893)
Deferred income tax recovery relating to changes in tax rates	(1,619)	—
Adjustments recognized in the current year in relation to the deferred income tax expense (recovery) of prior years	35,775	(27,207)
Total deferred income tax expense (recovery)	625	(146,100)
Total income tax expense	583,905	598,236

Reconciliation of effective income tax rate from the combined federal and provincial canadian statutory tax rate
The Company’s effective income tax rate differs from the combined Federal and Provincial Canadian statutory tax rate as follows:

	Year ended September 30
	2025	2024
	%	%
Company's statutory tax rate	26.5	26.5
Effect of foreign tax rate differences	(0.7)	(0.3)
Final determination from agreements with tax authorities and expirations of statutes of limitations	(0.4)	(0.3)
Non-deductible and tax exempt items	0.5	0.3
Recognition of previously unrecognized temporary differences	—	(0.3)
Minimum income tax charge	0.2	0.2
Changes in tax laws and rates	(0.1)	—
Effective income tax rate	26.0	26.1

Disclosure of continuity of deferred tax balance
The continuity schedule of deferred tax balances is as follows:

	As at September 30, 2024	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2025
	$	$	$	$	$	$	$
Accounts payable, accrued compensation and liabilities, provisions, and other long-term liabilities	132,021	—	(13,894)	—	(5,811)	3,933	116,249
Tax benefits on losses carried forward	51,180	—	618	—	—	2,164	53,962
Retirement benefits obligations	27,034	—	2,297	(13,062)	—	2,125	18,394
Capitalized research and development	174,467	—	18,545	—	—	5,370	198,382
Lease liabilities	156,479	4,360	(712)	—	—	7,925	168,052
PP&E, contract costs, intangible assets and other long-term assets	(73,149)	(44,860)	(4,353)	—	—	(4,801)	(127,163)
Right-of-use assets	(123,982)	(4,360)	3,237	—	—	(6,800)	(131,905)
Work in progress	(15,621)	—	(3,593)	—	—	(857)	(20,071)
Goodwill	(93,682)	—	(20,157)	—	—	(2,949)	(116,788)
Refundable tax credits on salaries	(24,943)	(532)	6,257	—	—	(25)	(19,243)
Cash flow and net investment hedges	14,060	—	26	5,873	—	294	20,253
Other	(2,429)	—	11,103	(285)	—	(900)	7,489
Deferred taxes, net	221,435	(45,392)	(626)	(7,474)	(5,811)	5,479	167,611

	As at September 30, 2023	Additions from business acquisitions	Recognized in earnings	Recognized in other comprehensive income	Recognized in equity	Foreign currency translation adjustment and other	As at September 30, 2024
	$	$	$	$	$	$	$
Accounts payable, accrued compensation and liabilities, provisions, and other long-term liabilities	112,599	—	20,946	—	(3,599)	2,075	132,021
Tax benefits on losses carried forward	56,078	—	(7,265)	—	—	2,367	51,180
Retirement benefits obligations	27,243	—	795	(356)	—	(648)	27,034
Capitalized research and development	92,880	—	82,302	—	—	(715)	174,467
Lease liabilities	169,288	—	(16,919)	—	—	4,110	156,479
PP&E, contract costs, intangible assets and other long-term assets	(123,717)	—	49,457	—	—	1,111	(73,149)
Right-of-use assets	(143,411)	—	23,077	—	—	(3,648)	(123,982)
Work in progress	(14,372)	—	(926)	—	—	(323)	(15,621)
Goodwill	(87,259)	—	(6,346)	—	—	(77)	(93,682)
Refundable tax credits on salaries	(22,568)	—	(2,478)	—	—	103	(24,943)
Cash flow and net investment hedges	(4,010)	—	14,164	5,374	—	(1,468)	14,060
Other	11,600	—	(10,707)	(3,462)	—	140	(2,429)
Deferred taxes, net	74,351	—	146,100	1,556	(3,599)	3,027	221,435

16. Income taxes (continued)
The deferred tax balances are presented as follows in the consolidated balance sheets:

	As at September 30, 2025	As at September 30, 2024
	$	$
Deferred tax assets	239,284	242,567
Deferred tax liabilities	(71,673)	(21,132)
	167,611	221,435